Equity Method Investments - Additional Information (Detail) (Abacus [Member], Sabre Pacific [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Abacus [Member] | Sabre Pacific [Member]
Schedule of Equity Method Investments [Line Items]
Impairment of goodwill	$ 24,000